Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]
Policies and Practices Regarding Timing of Equity Grants

The NCG Committee, in its discretion, typically approves annual grant awards to all eligible employees in January, based on management recommendations and an estimated closing price of our common stock on the grant date. From time to time, our NCG Committee may approve supplemental or other non-recurring grants outside of our annual compensation program.

While we do not have a formal written policy in place with regard to the timing of equity awards in relation to the disclosure of material nonpublic information, the NCG Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.

Award Timing Method [Text Block]
The NCG Committee, in its discretion, typically approves annual grant awards to all eligible employees in January, based on management recommendations and an estimated closing price of our common stock on the grant date. From time to time, our NCG Committee may approve supplemental or other non-recurring grants outside of our annual compensation program.

Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]
While we do not have a formal written policy in place with regard to the timing of equity awards in relation to the disclosure of material nonpublic information, the NCG Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.